Share Capital (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares
Statement [Line Items]
Granted | shares	4,315,000	4,315,000	840,000	840,000	750,000	750,000
Stock options [member]
Statement [Line Items]
Outstanding Balance, Beginning | shares	3,210,000	3,210,000	3,550,000	3,550,000	3,280,000	3,280,000
Granted | shares	4,315,000	4,315,000	840,000	840,000	750,000	750,000
Exercised | shares	(650,000)	(650,000)	(576,000)	(576,000)	0	0
Cancellation For Share Appreciation Rights | shares	(210,000)	(210,000)	(280,000)	(280,000)	0	0
Forfeited | shares	0	0	(140,000)	(140,000)	(12,000)	(12,000)
Expired | shares	0	0	(184,000)	(184,000)	(468,000)	(468,000)
Outstanding Balance, Ending | shares	6,665,000	6,665,000	3,210,000	3,210,000	3,550,000	3,550,000
Weighted Average Exercise Price Outstanding Balance, Beginning	$ 0.42		$ 0.37		$ 0.40
Weighted Average Exercise Price, Granted	0.50		0.50		0.30
Weighted Average Exercise Price, Exercised	0.39		0.31		0
Weighted Average Exercise Price, Cancellation For Share Appreciation Rights	0.40		0.30		0
Weighted Average Exercise Price, Forfeited	0		0.39		0.35
Weighted Average Exercise Price, Expired	0		0.42		0.50
Weighted Average Exercise Price Outstanding, Ending Balance		$ 0.48		$ 0.42		$ 0.35
Exercise Price Range, Minimum	0.25		0.25		0.25
Exercise Price Range, Maximum	$ 0.55		$ 0.55		$ 0.50